Annual Total Returns- Vanguard 500 Index Fund (Investor) [BarChart] - Investor - Vanguard 500 Index Fund - Admiral Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.97%	15.82%	32.18%	13.51%	1.25%	11.82%	21.67%	(4.52%)	31.33%	18.25%